Short-term bank loans - Line of credit (Details)			12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 08, 2020 CNY (¥) USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)
Short-term Debt [Line Items]
Proceeds from short-term bank loans			$ 1,231,872	$ 1,995,254	$ 288,027
Prime Rate
Short-term Debt [Line Items]
Spread on variable rate		6.41%
Effective interest rate		10.26%
Line of Credit
Short-term Debt [Line Items]
Maximum amount guaranteed						$ 735,000	¥ 5,000,000
Number of unsecured loan agreements		3
Proceeds from short-term bank loans	$ 438,024	¥ 2,980,000
Effective interest rate		3.60%
Line of Credit | Prime Rate
Short-term Debt [Line Items]
Spread on variable rate		25.00%